Business Combinations Narrative (Details) - USD ($)			6 Months Ended	9 Months Ended
	Jul. 27, 2017	Sep. 15, 2016	Jun. 30, 2017	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Mapi Group [Member]
Business Acquisition [Line Items]
Cash outflows on acquisition	$ 145,800,000
Working capital adjustment	1,645,000
Estimate of intangible assets acquired	$ 32,330,000
Clinical Research Management Inc.
Business Acquisition [Line Items]
Cash outflows on acquisition		$ 52,400,000
Certain payments made on behalf of business acquired		9,200,000
Contingent consideration		$ 12,000,000
Fair value of contingent consideration liability			$ 0		$ 0	$ 6,000,000
Fair value adjustments made to unbilled revenue				$ 1,100,000
Fair value adjustments made to other liabilities				1,100,000
Fair value adjustments made to AR acquired				300,000
Fair value of adjustments made to accounts payable				$ 500,000
Clinical Research Management Inc. | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Contingent consideration recorded in SG&A costs			$ 6,000,000